RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

13.RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2021 and 2022:

Name of related parties	Relationship with the Company
Lin BioScience, Inc.	The ultimate controlling shareholder of the Company
Lin Bioscience International Ltd.	The shareholder of the Company
Lin BioScience Pty Ltd	Controlled by the ultimate controlling shareholder of the Company

The Company and its subsidiaries entered into several research and development services agreements with several related parties, including:

On July 1, 2020, Lin BioScience, Inc. and the Company entered into the LBS-009 R&D services agreement; whereby Lin BioScience, Inc. agreed to provide preclinical studies services for pipeline LBS-009 to the Company. The Company agreed to pay services fees in an amount equal to 110% percent of actual costs for its performance of such development services and to reimburse the actual expenses for transportation, travel and lodging for the performance of such development services. The LBS-009 R&D services agreement terminated on June 30, 2021. For the year ended December 31, 2021 and 2022, the Company did not receive any services connected to above agreement.

Lin BioScience, Inc. and the Company also entered into the Tinlarebant R&D services agreements on July 1, 2020, July 1, 2021 and July 1, 2022, whereby Lin BioScience, Inc. agreed to provide certain new drug development services for pipeline Tinlarebant to the Company. The Company agreed to pay services fees in an amount equal to 110% percent of actual costs for its performance of such development services and to reimburse the actual expenses for transportation, travel and lodging for the performance of such development services. For the year ended December 31, 2021, and 2022, the Company recorded $183 and $140 in research and development expenses, respectively.

On November 1, 2022, Lin Bioscience, Inc and the Company entered into the LBS-007 R&D service agreement whereby the Company agreed to provide new drug development services for pipeline LBS-007 to Lin Bioscience, which is Lin Bioscience’s cancer pipeline. Lin Bioscience agreed to pay service fee in an amount equal to 110% percent of actual costs for its performance of such development service. For the year ended December 31, 2022, the Company has provided related service connected to the above agreement to Lin Bioscience and the expense reimbursed incurred was $32.

In addition to above research and development agreements, the Company and its subsidiaries also entered into certain loan agreements with related parties since 2019, including:

Pursuant to the loan agreements entered into in 2019, Lin Bioscience International Ltd. agreed to provide an interest-free loan on request from time to time for a period of one year from July 2019. In July 2020, Belite Bio, Inc had fully repaid the outstanding amount under the loan agreements with Lin Bioscience International Ltd. For the year ended December 31, 2020, the proceeds received from and repayment made to Lin Bioscience International Ltd. were nil and $1,180, respectively.

In 2019 and 2020, RBP4 entered into several related party loan agreements with Lin BioScience Pty Ltd, whereby Lin BioScience Pty Ltd, agreed to provide interest-free loans on request from time to time for a period of one year commencing from July 2019. In January 2020, RBP4 had fully repaid the outstanding amount under the loan agreements with Lin BioScience Pty Ltd. For the year ended December 31, 2020, the proceeds received from and repayment made to Lin BioScience Pty Ltd. were $131 and $580, respectively.

In 2019 and 2020, Lin BioScience, Inc. entered into a related party funding agreement with RBP4 and the Company. Pursuant to the agreement, Lin BioScience, Inc. agreed to provide loans on request from time to time for a period of one year. In July 2020 the Company and RBP4 had fully repaid the outstanding amount under the loan agreements with Lin BioScience, Inc. For the year ended December 31, 2020, the proceeds received from and repayment made to Lin BioScience, Inc. were nil and $690, respectively.

(a)	Related party balances

	As of December 31,
	2021	2022
Due from related parties
Lin BioScience, Inc.	$—	$2
Due to related parties
Lin BioScience, Inc.	$71	$—

(b)	Related party transactions

During the years ended December 31, 2020, 2021 and 2022, related party transactions consisted of the following:

	Years ended December 31,
	2020	2021	2022
Lin BioScience, Inc.:
Research and Development Expense	$—	$183	$140
Professional Service Expense	$21	$—	$—
Interest Expense	$17	$—	$—
Reimbursement for Expense	$—	$—	$32